THE COMPANY AND BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Millions	Apr. 09, 2021 USD ($) shares	Mar. 29, 2021 USD ($) $ / shares shares	Sep. 30, 2021 item	Dec. 31, 2020 employee
Subsidiary, Sale of Stock [Line Items]
Number of employees			8,600	8,500
IPO
Subsidiary, Sale of Stock [Line Items]
Stock offering, shares issued (in shares) | shares		46,153,846
Stock offering, price per share (in usd per share) | $ / shares		$ 15.00
Stock offering, net proceeds | $		$ 654.3
Underwriters' option
Subsidiary, Sale of Stock [Line Items]
Stock offering, shares issued (in shares) | shares	5,000,000
Stock offering, net proceeds | $	$ 71.4